Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Impairment of equity method investments	¥ 0	¥ 0	¥ 0
Convertible senior notes	1,762,847	1,859,896
Convertible senior notes, fair value	1,424,081
Impairment loss	0	0	0
Advertising expense	1,142,347	869,977	619,841
Income from government subsidies	40,089	25,761	25,477
Reimbursements recorded as other income	¥ 1,804	3,231	2,856
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.525
Amortization of Intangible Assets	¥ 52,652	43,295	19,481
Loss for accidental fire that occurred at a third-party warehouse in Shanghai		45,469
Operating Lease, Cost	¥ 187,881	172,727	¥ 141,993
Lease, Practical Expedients, Package [true false]	true
Operating lease right-of-use assets	¥ 524,792	440,593		$ 80,428
Total lease liabilities	535,556
Accounts receivable, net of allowance for credit losses	2,188,977	¥ 1,800,896		$ 335,475
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets					¥ 462,391
Total lease liabilities					459,733
Accounting Standards Update 2016-02 [Member] | Revision of Prior Period, Adjustment [Member]
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets					462,391
Total lease liabilities					¥ 459,733
Accounting Standards Update 2016-13 [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net of allowance for credit losses	¥ 2,188,977
Expected credit loss rate for accounts receivable	0.59%
Internally developed software [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	3 years
Trademark [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
Land Use Right [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	44 years
Amortization of Intangible Assets	¥ 1,026
Property, Plant and Equipment, Estimated Useful Lives	41 years
Supplier relationship [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years